PROPERTY, PLANT AND EQUIPMENT - Net Book Value (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 14,151	$ 4,718
Additions, net of disposals	393	483
Acquisitions through business combinations(1)		8,811
Non-cash additions	186	(16)
Depreciation expense	(321)	(252)
Fair value adjustments		142
Net foreign currency exchange differences	(36)	265
Ending balance	14,001	14,151
Gross Carrying Amount:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	13,438	3,947
Additions, net of disposals	388	468
Acquisitions through business combinations(1)		8,811
Non-cash additions	183	(11)
Depreciation expense	0	0
Fair value adjustments		0
Net foreign currency exchange differences	(31)	223
Ending balance	13,612	13,438
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(990)	(707)
Additions, net of disposals	5	15
Acquisitions through business combinations(1)		0
Non-cash additions	3	(5)
Depreciation expense	(321)	(252)
Fair value adjustments		0
Net foreign currency exchange differences	6	(41)
Ending balance	(1,303)	(990)
Accumulated fair value adjustments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,703	1,478
Additions, net of disposals	0	0
Acquisitions through business combinations(1)		0
Non-cash additions	0	0
Depreciation expense	0	0
Fair value adjustments		142
Net foreign currency exchange differences	(11)	83
Ending balance	$ 1,692	$ 1,703